Document and Entity Information	0 Months Ended
Aug. 28, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug. 28, 2013
Registrant Name	MFS SERIES TRUST XVI
Central Index Key	0000063067
Amendment Flag	false
Document Creation Date	Aug. 28, 2013
Document Effective Date	Aug. 28, 2013
Prospectus Date	Oct. 28, 2012
MFS® Global Multi-Asset Fund | A
Risk/Return:
Trading Symbol	GLMAX
MFS® Global Multi-Asset Fund | B
Risk/Return:
Trading Symbol	GLMBX
MFS® Global Multi-Asset Fund | C
Risk/Return:
Trading Symbol	GLMCX
MFS® Global Multi-Asset Fund | I
Risk/Return:
Trading Symbol	GLMIX
MFS® Global Multi-Asset Fund | R1
Risk/Return:
Trading Symbol	GLMRX
MFS® Global Multi-Asset Fund | R2
Risk/Return:
Trading Symbol	GLMSX
MFS® Global Multi-Asset Fund | R3
Risk/Return:
Trading Symbol	GLMTX
MFS® Global Multi-Asset Fund | R4
Risk/Return:
Trading Symbol	GLMUX
MFS® Global Multi-Asset Fund | R5
Risk/Return:
Trading Symbol	GLMVX